REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule Of Contract Assets On Uncompleted Contracts

	September 30, 2022	December 31, 2021
Cumulative revenues recognized	$4,054,703	$5,266,930
Less: Billings or cash received	3,230,316	(5,263,481)
Contract assets	$824,387	$3,449

Schedule of Contract Liabilities on Uncompleted Contracts

	September 30, 2022	December 31, 2021
Billings and/or cash receipts on uncompleted contracts	$5,653,169	$4,473,726
Less: Cumulative revenues recognized	(2,451,836)	(3,041,088)
Contract liabilities, technology systems	3,201,333	1,232,638
Contract liabilities, services and consulting	679,089	596,673
Total contract liabilities	$3,880,422	$1,829,311

Disaggregation of Revenue

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Major Goods and Service Lines

Turnkey Projects	$2,689,393	$—	$3,024	$—	$2,692,417
Maintenance and Support	1,075,919	32,821	20,221	183,378	1,312,339
Algorithms	—	—	—	17,482	17,482
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Timing of Revenue Recognition

Goods transferred over time	$2,689,393	$—	$3,024	$—	$2,692,417
Goods delivered at point in time	—	—	—	17,482	17,482
Services transferred over time	532,250	32,821	20,221	183,378	768,670
Services delivered at point in time	543,669	—	—	—	543,669
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

For the Three Months Ended September 30, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

Major Goods and Service Lines

Turnkey Projects	$984,313	$—	$32,645	$—	$—	$136,192	$1,153,150
Maintenance and Support	319,349	45,547	20,221	(3,288)	945	204,533	587,307

	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

Timing of Revenue Recognition

Goods transferred over time	$984,313	$—	$32,645	$—	$—	$136,192	$1,153,150

Services transferred over time	319,349	45,547	20,221	(3,288)	945	204,533	587,307
	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

For the Nine Months Ended September 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Major Goods and Service Lines

Turnkey Projects	$5,885,477	$(498)	$153,462	$—	$6,038,441
Maintenance and Support	2,202,282	77,316	60,662	465,223	2,805,483
Algorithms	—	—	—	234,772	234,772
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Timing of Revenue Recognition

Goods transferred over time	$5,885,477	$(498)	$153,462	$—	$6,038,441
Goods delivered at point in time	—	—	—	234,772	234,772
Services transferred over time	1,545,578	77,316	60,662	465,223	2,148,779
Services delivered at point in time	656,704	—	—	—	656,704
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

For the Nine Months Ended September 30, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Major Goods and Service Lines

Turnkey Projects	$2,311,530	$—	$137,490	$1,537	$—	$—	$2,450,557
Maintenance and Support	1,216,206	158,989	60,663	20,936	—	208,519	1,665,313
Data Center Auditing Services	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	293,292	293,292
	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Timing of Revenue Recognition

Goods transferred over time	$2,311,530	$—	$137,490	$1,537	$131,537	$208,519	2,790,613
Services transferred over time	1,216,206	158,989	60,663	20,936	3,180	293,292	1,753,266
	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Quantitative:

For the Year Ended December 31, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Major Goods and Service Lines
Turnkey Projects	$4,131,155	$59,616	$33,363	$599,481	$132,515	$—	$—	$4,956,130
Maintenance & Support	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
Data Center Auditing Services	—	—	—	—	—	266,449	—	266,449
Software License	—	—	—	—	—	7,155	—	7,155
Algorithms	—	—	—	—	—	—	1,008,671	1,008,671
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Timing of Revenue Recognition
Goods transferred over time	$4,131,155	$59,616	$33,363	$599,481	$132,515	$273,604	$1,008,671	$6,238,405
Services transferred over time	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448